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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Virginia SNAP Fund, for the year ended December 31, 2003. This 1 series has a 6/30 fiscal year end.

Date of reporting period: December 31, 2003

Item 1 - Reports to Stockholders.

SNAPSM Fund

table of contents

2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
8	STATEMENT OF ASSETS AND LIABILITIES
8	STATEMENT OF OPERATIONS
9	STATEMENTS OF CHANGES IN NET ASSETS
10	NOTES TO FINANCIAL STATEMENTS
12	TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

This semiannual report must be preceded or accompanied by a prospectus of the Fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.570.SNAP, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

New Local Treasurers

SNAPsm would like to congratulate the following local treasurers on their new positions. We look forward to working with you and wish you success in your upcoming term.

Locality	Treasurer
Augusta County	Richard Homes
Bedford County	Rebecca Jones
Buckingham County	Barbara Grigg
Goochland County	Brenda Grubbs
Highland County	Lois White
City of Hopewell	Teresa Batton
Isle of Wight County	Judith Wells
King and Queen County	Irene Longest
City of Manassas Park	Eric Edmonson
Montgomery County	Richard Shelton
Roanoke County	Kevin Hutchins
Warren County	Wanda Bryant
Westmoreland County	Elizabeth Nash

New Participants        June 2003 - December 2003

Accomack County Appomattox IDA City of Chesapeake Commonwealth of Virginia Culpeper County Town of Culpeper	Fairfax County Greensville IDA City of Harrisonburg Loudoun County City of Salem Spotsylvania County	City of Suffolk City of Virginia Beach Virginia College Building Authority Virginia Port Authority Virginia Public School Authority City of Winchester

FUND AT A GLANCE

as of December 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

PERFORMANCE AND RETURNS*1

Portfolio inception date: 7/24/1995

		IBC's First Tier
		Institutional
	SNAPsm Fund	Average[2]

6-month return	0.53%	0.36%

Average annual return

1 year	1.16%	0.84%

5 year	3.78%	3.47%

Since portfolio inception	4.52%	4.25%

7-day annualized yield	1.08%	0.73%

30-day annualized yield	1.07%	0.73%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

1 Past performance does not guarantee future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of December 31, 2003, and subject to change.

2 IBC First Tier Institutional Average returns are provided by IBC Financial Data, Inc.

SNAPsm FUND SEMIANNUAL REPORT

The SNAPsm Fund returned 0.53% for the six-month period ended December 31, 2003, compared to the 0.36% average return produced by IBC's First Tier Institutional Average. The Fund also surpassed the 0.36% median return produced by the 286 institutional money market funds tracked by Lipper, an independent monitor of mutual fund performance for the same period.

Money market rates fluctuated within a relatively wide band for the last half of 2003. Most of the period's volatility resulted from the continuing uncertainty over when the Fed's lengthy easing campaign will finally result in meaningful economic growth. As has been the norm, evidence of both strength and weakness was seen in the economic figures reported for the period. On a net basis, the one year Libor benchmark increased by approximately 30 basis points, as it opened at 1.16% and closed at 1.46%, reflecting expectations that the Fed would ultimately be successful in its accommodative policy.

Major inflection points included late July when rates began to move up off of their lows, prompted by a Federal Reserve Bank of Philadelphia Business Outlook Survey that came in at 8.3 versus 7.0 expected, a second quarter Gross Domestic Product release of +2.4% vs. +1.5% expected, and a Chicago Purchasing Managers' Report that came in at 55.9 versus 53.8. This upward movement in rates continued almost unabated until early September when the market was disappointed by a non-farm payroll growth number that was reported at a decrease of 43 thousand vs. the 20 thousand increase expected, and a retail sales number that came in at +0.6% vs. +1.5% expected. Rates then drifted lower throughout September and actually came close to the period's low on October 1st at 1.24%. From that point forward interest rate levels began to move steadily higher again, initially in response to the release of the September unemployment report, which contained an increase of 57 thousand non-farm payroll jobs as opposed to a drop of 25 thousand non-farm payroll jobs that the market had anticipated. Optimism and relatively optimistic economic reports were the primary factors involved in trading activity for most of October and November. However, one more move on the downside proved to be in the cards, as November's non-farm payroll figure disappointed the market again, as those job gains were reported as a gain of only 57 thousand vs. the gain of 150 thousand expected. Rates continued to trend lower and actually reached 1.42% before ticking back up slightly to close out the calendar year.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2003 (unaudited)
		Year Ended June 30,
		2003	2002	2001	2000	1999

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01 ††	0.01 ††	0.03 ††	0.06 ††	0.06 ††	0.05 ††

Less distributions to shareholders from net investment income	(0.01)††	(0.01)††	(0.03)††	(0.06)††	(0.06)††	(0.05)††

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.53%	1.49%	2.56%	6.05%	5.86%	5.30%

Ratios and supplemental Data
Net assets, end of period (thousands)	$ 2,065,955	$ 2,223,704	$ 1,677,555	$ 1,569,792	$ 1,259,299	$ 1,265,137
Ratios to average net assets
Expenses	0.08%†	0.08%	0.08%	0.10%	0.11%	0.11%
Net investment income	1.05%†	1.46%	2.51%	5.85%	5.73%	5.17%

† Annualized
†† Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2003  (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 25.2%
Bayerische Landesbank, FRN:
1.16%, 3/22/2004	$ 25,000,000	$ 25,003,824
1.18%, 1/12/2004	50,000,000	50,006,409
BNP Paribas, NY, 1.39%, 8/5/2004	50,000,000	50,029,714
Chase Manhattan Bank USA, 1.10%, 1/30/2004	60,000,000	60,000,000
Comerica Bank, 1.18%, 3/3/2004	50,000,000	50,019,751
Credit Suisse First Boston, Inc., 1.12%, 1/16/2004	25,000,000	25,000,000
Deutsche Bank AG:
1.25%, 7/26/2004	50,000,000	50,000,000
1.45%, 4/14/2004	15,000,000	15,000,000
First Tennessee Bank, FRN, 1.08%, 1/7/2004	75,000,000	75,000,000
Manufacturers & Traders Trust Co., 1.12%, 2/18/2004	50,000,000	50,004,599
National Bank Commerce Memphis, TN, FRN, 1.16%, 1/5/2004	70,000,000	70,000,000
Total Certificates of Deposit		520,064,297
COMMERCIAL PAPER 25.6%
Asset-Backed 25.1%
Bavaria Universal Funding, 1.11%, 1/26/2004	35,000,000	34,974,100
Citibank Credit Card Issuance Trust, 1.08%, 1/29/2004	25,000,000	24,979,750
Concord Minutemen Capital Corp., 1.11%, 1/20/2004	50,000,000	49,972,250
Fairway Finance Corp., 1.09%, 1/8/2004	50,000,000	49,990,917
Giro Balanced Funding, 1.05%, 1/14/2004	41,939,000	41,924,321
Lexington Parker Capital Corp., 1.12%, 1/12/2004	58,098,000	58,079,925
Mane Funding Corp., 1.11%, 1/21/2004	50,000,000	49,970,708
Sheffield Receivables Corp., 1.09%, 1/5/2004	75,000,000	74,993,188
Special Purpose Accounts Receivable Cooperative Corp., 1.10%, 1/9/2004	55,000,000	54,988,236
Thunder Bay Funding, Inc., 1.10%, 1/22/2004	54,869,000	54,835,469
Windmill Funding Corp., 1.09%, 1/8/2004	25,000,000	24,995,458
519,704,322
Capital Markets 0.5%
Goldman Sachs Group LP, 1.42%, 4/21/2004 144A	10,000,000	9,956,520
Total Commercial Paper		529,660,842
CORPORATE BONDS 26.2%
Capital Markets 8.1%
Goldman Sachs Group LP, FRN:
1.35%, 1/9/2004	35,000,000	35,001,646
1.40%, 1/15/2004 144A	20,000,000	20,000,000
Merrill Lynch & Co., Inc., FRN, 1.42%, 3/11/2004	72,150,000	72,245,855
Morgan Stanley Dean Witter, FRN, 1.42%, 1/26/2004	40,000,000	40,121,072
167,368,573
Commercial Banks 4.9%
Bank of Scotland Treasury, 1.17%, 1/22/2004	50,000,000	50,001,005
Wells Fargo Bank, FRN, 1.04%, 3/15/2004	50,000,000	50,000,000
100,001,005
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2003  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financial Services 12.5%
BMW US Capital Corp., 1.14%, 1/26/2004	$ 75,000,000	$ 75,000,000
Caterpillar Financial Services Corp., FRN, 1.32%, 3/1/2004	75,000,000	75,000,000
Citigroup, Inc., FRN, 1.26%, 1/26/2004	30,000,000	30,027,260
Credit Suisse First Boston, Inc., FRN, 1.36%, 1/20/2004	30,000,000	30,003,079
VW Credit, Inc., FRN, 1.35%, 1/22/2004 144A	47,900,000	47,905,502
257,935,841
Health Care Providers & Services 0.7%
AARP, 1.25%, VRDN	15,000,000	15,000,000
Total Corporate Bonds		540,305,419
MUNICIPAL OBLIGATIONS 1.6%
Hospital 1.6%
Catholic Hlth. Initiatives RB, 1.38%, VRDN	32,800,000	32,800,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 14.3%
FHLB, 1.00%, 1/17/2004	50,000,000	49,984,320
FHLMC:
1.45%, 11/16/2004	10,000,000	10,000,000
1.50%, 11/16/2004	15,000,000	15,000,000
1.52%, 11/19/2004	6,970,000	6,970,000
1.52%, 12/24/2004	45,000,000	45,000,000
FNMA:
0.97%, 1/2/2004	3,636,364	3,636,364
1.20%, 7/27/2004	25,000,000	25,000,000
1.20%, 8/16/2004	25,000,000	25,000,000
1.25%, 8/27/2004	25,000,000	25,000,000
1.30%, 8/30/2004	20,000,000	20,000,000
1.55%, 11/17/2004	20,000,000	20,000,000
FRN, 0.98%, 1/2/2004	50,000,000	49,995,402
Total U.S. Government & Agency Obligations		295,586,086
REPURCHASE AGREEMENT 7.0%
Deutsche Bank AG, 0.95%, dated 12/31/2003, due 1/2/2004, maturity value
$144,962,037 (a)	144,954,387	144,954,387
Total Investments (cost $2,063,371,031 (b)) 99.9%		2,063,371,031
Other Assets and Liabilities 0.1%		2,583,746
Net Assets 100.0%		$ 2,065,954,777
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

(a)	This repurchase agreement is fully collateralized by $163,528,274 GNMA, 5.50% to 6.00%, 2/15/2032 to 8/15/2033; value including accrued interest is $147,853,475.
(b)	On December 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.
144A	Security that may be sold to qualified buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at December 31, 2003.
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003  (unaudited)

Assets
Investments at amortized cost	$ 2,063,371,031
Interest receivable	2,712,595
Prepaid expenses and other assets	69,325

Total assets	2,066,152,951

Liabilities
Advisory fee payable	122,229
Dividends payable	63,573
Accrued expenses and other liabilities	12,372

Total liabilities	198,174

Net assets (represented entirely by paid-in capital)	$ 2,065,954,777

Shares outstanding	2,065,954,777

Net asset value per share	$ 1.00

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2003  (unaudited)

Investment income
Interest	$ 11,722,577

Expenses
Advisory fee	717,526
Transfer agent fees	13,418
Trustees' fees and expenses	8,844
Printing and postage expenses	10,373
Custodian fee	80,029
Registration and filing fees	2,663
Professional fees	7,975
Other	9,978

Total expenses	850,806
Less: Fee waivers	(19,690)

Net expenses	831,116

Net investment income	10,891,461

Net increase in net assets resulting from operations	$ 10,891,461

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2003	Year Ended
	(unaudited)	June 30, 2003

Operations
Net investment income	$ 10,891,461	$ 30,511,322

Distributions to shareholders from net investment income	(10,891,461)	(30,511,322)

Capital share transactions, at net asset value of $1.00 per share
Proceeds from shares sold	673,013,910	2,596,442,478
Payment for shares redeemed	(841,594,242)	(2,080,805,429)
Net asset value of shares issued in reinvestment of distributions	10,831,139	30,512,337

Net increase (decrease) in net assets resulting from capital share transactions	(157,749,193)	546,149,386

Total increase (decrease) in net assets	(157,749,193)	546,149,386
Net assets
Beginning of period	2,223,703,970	1,677,554,584

End of period	$ 2,065,954,777	$ 2,223,703,970

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

SNAPsm Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 24, 1995, the Fund commenced operations through an exchange of shares with the Virginia State Non-Arbitrage Program ("SNAP") in the amount of $628,335,685.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income and short-term net realized gains, if any, are accrued daily and paid monthly. Distributions from long-term net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.08% and declining to 0.04% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2003, EIMC waived its fee in the amount of $19,690.

4. CAPITAL SHARE TRANSACTIONS

Net assets consist entirely of paid-in-capital of $2,065,954,777. The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized.

5. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

6. GOVERNMENTAL ACCOUNTING AND FINANCIAL REPORTING FOR INVESTMENTS AND INVESTMENT POOLS

Governmental accounting standards state that credit risk is the risk that the investor may not be able to obtain possession of its investment instrument or collateral at maturity. A portfolio of a subject entity is required to be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the investor or its agent in the investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the investor's name. All investments held at December 31, 2003 are in risk category 1.

TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS OF EVERGREEN SELECT MONEY MARKET TRUST

continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

SNAPsm Advisory Board
Josephine Blakenship
Reta R. Busher
Ellen Booker Kirby
Barbara O. Carraway
Joseph P. Casey
Richard A. Cordle
John J. Cusimano
Darrell V. Hill
Francis X. O'Leary
C. William Orndoff, Jr.
Fred W. Parker
Larry K. Pritchett
Andrew Rountree
John H. Touhy
Ronald H. Williams
Commonwealth of Virginia Treasury Board Jody M. Wagner, Chair K. David Boyer, Jr. Kenneth N. Daniels Palmer P. Garson Kenneth W. Thorson David A. Von Moll Wayne F. Wilbanks	Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034
Our Commitment To form a partnership that benefits the state, program participants, and taxpayers of Virginia. (804) 344-6212 (800) 570-SNAP Fax (804) 344-6443 1/2004

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 28, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: February 28, 2004